Segment reporting - Major customers (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Geographical information
Number of major customers	2
Customer A
Geographical information
Revenue percentage	56.00%	62.00%
Customer B
Geographical information
Revenue percentage	17.00%	16.00%